JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summarised balance sheet
Cash and cash equivalents	$ 33,475,266	$ 36,046,113	$ 42,522,861
Total current assets	297,705,126	211,489,658	164,693,055
Intangible assets	76,704,869	67,342,362	35,333,464
Property, plant and equipment	49,908,325	47,954,596	41,515,106
Total non-current assets	220,515,235	183,100,299	132,868,314
Total current liabilities	222,665,752	168,037,855	130,610,709
Total non-current liabilities	137,255,761	136,261,798	106,201,178
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	36,479	13,798	1,331
Other current assets	3,787,140	1,949,590	1,024,793
Total current assets	3,823,619	1,963,388	1,026,124
Intangible assets	14,485,757	13,335,653	11,776,705
Total non-current assets	14,485,757	13,335,653	11,776,705
Other current liabilities	1,638,939	1,257,070	869,700
Total current liabilities	1,638,939	1,257,070	869,700
Financial liabilities	13,947,658	12,184,030	10,831,048
Other non- current liabilities	745,008	1,000,774	831,685
Total non-current liabilities	14,692,666	13,184,804	11,662,733
Net assets	1,977,771	857,167	270,396
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	202,078	540,149	18,251
Other current assets	39,346,866	17,274,878	17,983,868
Total current assets	39,548,944	17,815,027	18,002,119
Property, plant and equipment	13,846,826	13,422,832	14,168,459
Other non- current assets		39,171
Total non-current assets	13,846,826	13,462,003	14,168,459
Financial liabilities	6,995,247	1,346,327	5,484,866
Other current liabilities	17,684,155	6,807,330	4,719,276
Total current liabilities	24,679,402	8,153,657	10,204,142
Financial liabilities	84,391	331,306	2,783,951
Other non- current liabilities	3,257,934	4,119,471	2,554,905
Total non-current liabilities	3,342,325	4,450,777	5,338,856
Net assets	$ 25,374,043	$ 18,672,596	$ 16,627,580